Financial Risk Management - Additional Information (Detail) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 COP ($)
Disclosure Of Financial Risk Management [Line Items]
Financial liabilities	S/ 2,637,630,000	S/ 3,348,152,000
Percentage of debt at fixed rate	57.80%	52.80%
Percentage of debt at variable rate	42.20%	47.20%
Increase / decrease in libor plus spread rate	5.00%
Increase / decrease in pretax profit	S/ 490,000	S/ 400,000
Transfers from level 1 to 2, Fair value assets	0
Transfers from level 1 to 2, Fair value liabilities	0
Transfers from level 2 to 1, Fair value assets	0
Transfers from level 2 to 1, Fair value liabilities	S/ 0
Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Gearing ratio	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Gearing ratio	70.00%	70.00%		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [Line Items]
Financial assets	S/ 1,851,300,000	S/ 2,770,900,000		$ 570,500	$ 77,199,100	$ 101,300,800	$ 826,600	$ 75,561,300	$ 169,774,800
Financial liabilities	1,982,000,000	2,708,300,000		$ 610,800	$ 74,447,900	$ 74,319,700	$ 806,000	$ 87,221,100	$ 166,091,800
Gains on foreign exchange	336,800,000	761,800,000	S/ 427,200,000
Losses on foreign exchange	S/ 330,500,000	774,300,000	510,100,000
Percentage change in foreign currency	2.00%
Increase / decrease in pretax profit	S/ 100,000	300,000	1,700,000
Foreign currency translation adjustments	S/ (11,300,000)	S/ (14,300,000)	S/ (59,700,000)
Valor Adquisitivo Constante [Member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of debt at fixed rate plus inflation rate	22.90%	18.00%
Percentage of debt at variable rate plus inflation rate	19.30%	29.20%